Commitments and Contingencies (Total Rental Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Rent Expense [Line Items]
Rental expense	¥ 77,696	¥ 77,208	¥ 79,634